Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 418,945	$ 269,579	$ 245,950
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	37,273	23,140	20,412
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 381,672	$ 246,439	$ 225,538
Weighted-average common shares outstanding—Basic	35,244,230	35,069,516	34,644,700
Basic earnings per share for Common and Class B common stock	$ 10.83	$ 7.03	$ 6.51
Net income attributable to Watsco, Inc. shareholders	$ 418,945	$ 269,579	$ 245,950
Less: distributed and undistributed earnings allocated to non-vested restricted common stock - Diluted	37,222	23,140	20,411
Earnings allocated to Watsco, Inc. shareholders - Diluted	$ 381,723	$ 246,439	$ 225,539
Weighted-average common shares outstanding—Basic	35,244,230	35,069,516	34,644,700
Effect of dilutive stock options	179,608	81,055	30,941
Weighted-average common shares outstanding—Diluted	35,423,838	35,150,571	34,675,641
Diluted earnings per share for Common and Class B common stock	$ 10.78	$ 7.01	$ 6.50
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 353,873	$ 228,361	$ 208,779
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic	$ 27,799	$ 18,078	$ 16,759